Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,885,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,360.29
Total Offset Amount	0.00
Net Fee	1,360.29
Narrative - Max Aggregate Offering Price	$ 8,885,000.00
Final Prospectus	true